Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Changes in Provisions for Product Warranties

The changes in provisions for those product warranties for each of the years in the two-year period ended March 31, 2013 are as follows:

	Yen (millions)
	2012	2013
Balance at beginning of year	¥213,943	¥170,562
Warranty claims paid during the period	(82,547)	(64,942)
Liabilities accrued for warranties issued during the period	60,004	97,108
Changes in liabilities for pre-existing warranties during the period	(17,697)	(8,583)
Foreign currency translation	(3,141)	13,888

Balance at end of year	¥170,562	¥208,033